Share based compensation (Details)														1 Months Ended					5 Months Ended	6 Months Ended			9 Months Ended		11 Months Ended	12 Months Ended
	Jun. 29, 2023 USD ($) shares	Jun. 29, 2023 CNY (¥) shares	Apr. 30, 2023 USD ($) shares	Apr. 30, 2023 CNY (¥) shares	Jan. 31, 2023 USD ($) shares	Jan. 31, 2023 CNY (¥) shares	Oct. 31, 2022 USD ($) shares	Oct. 31, 2022 CNY (¥) shares	Aug. 20, 2022 USD ($)	Aug. 20, 2022 CNY (¥)	Jan. 30, 2022 $ / shares	Jan. 20, 2022 $ / shares	Nov. 30, 2021 $ / shares	Jun. 30, 2023 USD ($) $ / shares shares	Jan. 31, 2023 $ / shares shares	Jan. 31, 2022	Jul. 31, 2021 $ / shares	Mar. 31, 2021 $ / shares	Dec. 31, 2020 $ / shares shares	Jun. 30, 2023 USD ($) $ / shares	Jun. 30, 2023 CNY (¥)	Jun. 30, 2022 CNY (¥)	Sep. 30, 2022 $ / shares shares	Nov. 30, 2021 $ / shares shares	Nov. 30, 2022	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 $ / shares	Dec. 31, 2020 CNY (¥)	Jun. 30, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Share based compensation
Expected dividend yield																											0.00%	0.00%	0.00%		0.00%
Total compensation expense recognized | ¥																											¥ 524,553,000		¥ 163,481,000		¥ 11,410,000
RSU
Share based compensation
Expected dividend yield																					0.00%	0.00%					0.00%
Total compensation expense recognized | ¥																					¥ 52,057,000	¥ 195,037,000
Unrecognized compensation expense														$ 22,333,000						$ 22,333,000												¥ 157,990,000
Weighted-average period																					1 year 4 months 24 days						1 year 10 months 24 days
RSU | Share-Based Payment Arrangement, Tranche One [Member]
Share based compensation
Vesting percentage																											50.00%
Service period																											5 years
RSU | Share-Based Payment Arrangement, Tranche One [Member] | Upon a qualified IPO
Share based compensation
Vesting percentage																											50.00%
RSU | Share-Based Payment Arrangement, Tranche Two [Member] | Upon a qualified IPO
Share based compensation
Vesting percentage																											20.00%
Service period																											12 months
RSU | Share-Based Payment Arrangement, Tranche Two [Member] | Before a qualified IPO is achieved
Share based compensation
Vesting percentage																											50.00%
Service period																											5 years
RSU | Share-Based Payment Arrangement, Tranche Two [Member] | After the completion of a qualified IPO
Share based compensation
Vesting percentage																											20.00%
Service period																											12 months
RSU | Share-Based Payment Arrangement, Tranche Three [Member]
Share based compensation
Service period																											60 months
2019 RSU Plan | RSU
Share based compensation
Aggregate number of shares granted | shares	1,312,253	1,312,253	1,073,662	1,073,662	1,789,437	1,789,437								600,000									6,680,560
Incremental cost			$ 1,474,000	¥ 10,430,000	$ 557,000	¥ 3,940,000
Incremental cost recognized immediately					$ 206,000	¥ 1,457,000
Exercise price per share														$ 0.48
Weighted average exercise price											$ 0.32		$ 1.96										$ 0.56
2019 RSU Plan | RSU | Minimum [Member]
Share based compensation
Incremental cost	$ 76,000	¥ 538,000
2019 RSU Plan | RSU | Maximum [Member]
Share based compensation
Incremental cost	$ 318,000	¥ 2,250,000
2019 RSU Plan | RSU | Share-Based Payment Arrangement, Tranche One [Member]
Share based compensation
Vesting percentage					20.00%	20.00%
2019 RSU Plan | RSU | Share-Based Payment Arrangement, Tranche One [Member] | Vesting approach 1
Share based compensation
Vesting percentage	20.00%	20.00%
2019 RSU Plan | RSU | Share-Based Payment Arrangement, Tranche Two [Member]
Share based compensation
Vesting percentage					50.00%	50.00%
2019 RSU Plan | RSU | Share-Based Payment Arrangement, Tranche Two [Member] | Vesting approach 1
Share based compensation
Vesting percentage	50.00%	50.00%
2019 RSU Plan | RSU | Share-Based Payment Arrangement, Tranche Three [Member]
Share based compensation
Vesting percentage					30.00%	30.00%
2019 RSU Plan | RSU | Share-Based Payment Arrangement, Tranche Three [Member] | Vesting approach 1
Share based compensation
Vesting percentage	30.00%	30.00%
2019 RSU Plan | RSU | Vesting after twelve month service period, Trance 1 | Vesting approach 2
Share based compensation
Vesting percentage	20.00%	20.00%
2019 RSU Plan | RSU | Vesting after twelve month service period, Trance 2 | Vesting approach 2
Share based compensation
Vesting percentage	20.00%	20.00%
2019 RSU Plan | RSU | Vesting after twelve month service period, Trance 3 | Vesting approach 2
Share based compensation
Vesting percentage	60.00%	60.00%
2019 RSU Plan | RSU | Employee and non employee
Share based compensation
Aggregate number of shares granted | shares																			16,224,217
Weighted average exercise price																			$ 0.34
2019 RSU Plan | RSU | Share-based payment arrangement employee
Share based compensation
Aggregate number of shares granted | shares							4,771,828	4,771,828																2,890,674
Incremental cost							$ 17,993,000	¥ 119,408,000	$ 750,000	¥ 4,976,000
Weighted average exercise price												$ 0.32						$ 2.96						$ 1.23
Service period														12 months		12 months
2019 RSU Plan | RSU | Share-based payment arrangement employee | Vesting after twelve month service period
Share based compensation
Vesting percentage														20.00%		20.00%
Service period														12 months
2019 RSU Plan | RSU | Share-based payment arrangement employee | Vesting after twelve month service period, Trance 1
Share based compensation
Vesting percentage														50.00%
2019 RSU Plan | RSU | Share-based payment arrangement employee | Vesting after twelve month service period, Trance 2
Share based compensation
Vesting percentage														30.00%
2019 RSU Plan | RSU | Share-based payment arrangement employee | Vesting after twelve month service period, Trance 3
Share based compensation
Vesting percentage														20.00%
2021 Option Plan
Share based compensation
Aggregate number of shares granted | shares															63,464
Exercise price per share															$ 9.70		$ 9.70			$ 9.70						$ 9.70				$ 9.70
Expected dividend yield																					0.00%	0.00%
Total compensation expense recognized | ¥																					¥ 169,000						¥ 201,098,000
Unrecognized compensation expense														$ 3,516						$ 3,516						$ 8,284,000						¥ 24,873	¥ 54,976,000
Weighted-average period																					2 years 2 months 23 days						2 years 9 months
2021 Option Plan | Upon a qualified IPO
Share based compensation
Vesting percentage															25.00%										25.00%
Service period															12 months										12 months
2021 Option Plan | After the completion of a qualified IPO
Share based compensation
Vesting percentage																									25.00%
Service period																									12 months
2021 Option Plan | RSU
Share based compensation
Total compensation expense recognized																												$ 16,311,000	¥ 105,211,000